Schedule of investments

Delaware Tax-Free New York Fund November 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.32%
Corporate Revenue Bonds - 5.85%
Nassau County Tobacco Settlement
(Asset-Backed) Series A-3 5.125% 6/1/46	625,000	$623,650
New York Counties Tobacco Trust VI
(Tobacco Settlement Pass Through) Series C 5.00%
6/1/51	500,000	521,375
New York Transportation Development Corporation
Special Facilities Revenue
(Delta Air Lines - LaGuardia Airport Terminals C&D
Redevelopment Project) 5.00% 1/1/36 (AMT)	1,000,000	1,181,700
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	740,173
TSASC Revenue
(Senior) Fiscal 2017 Series A 5.00% 6/1/41	900,000	1,009,080
(Subordinate) Fiscal 2017 Series B 5.00% 6/1/48	1,000,000	992,490
		5,068,468
Education Revenue Bonds - 20.30%
Albany Industrial Development Agency Civic Facilities
Revenue
(Brighter Choice Charter School) Series A 5.00%
4/1/37	250,000	250,295
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing Project)
Series A 6.00% 10/1/31	525,000	557,062
(Tapestry Charter School Project) Series A 5.00%
8/1/52	500,000	544,735
Build NYC Resource
(Bronx Charter School for Excellence Project)
Series A 5.00% 4/1/33	500,000	537,510
Series A 5.50% 4/1/43	500,000	539,625
(Inwood Academy for Leadership Charter School
Project) Series A 144A 5.50% 5/1/48 #	500,000	564,140
(Manhattan College Project) 5.00% 8/1/47	500,000	587,850
(Metropolitan College of New York Project) 5.50%
11/1/44	600,000	644,730
(Metropolitan Lighthouse Charter School Project)
Series A 144A 5.00% 6/1/52 #	250,000	271,940
(New Dawn Charter Schools Project) 144A 5.75%
2/1/49 #	500,000	531,615
(The Packer Collegiate Institute Project) 5.00% 6/1/40	750,000	859,477
Dutchess County Local Development
(The Culinary Institute of America Project) Series A-1
5.00% 7/1/46	300,000	342,372

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Schedule of investments

Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Hempstead Town Local Development
(Hofstra University Project) 5.00% 7/1/42	500,000	$591,060
Monroe County Industrial Development Revenue
(St. John Fisher College Project) Series A 5.50% 6/1/39	300,000	347,502
(University of Rochester Project) Series C 4.00% 7/1/43	500,000	552,350
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	1,078,730
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	519,780
New York State Dormitory Authority
(Barnard College) Series A 5.00% 7/1/35	400,000	468,036
(Fordham University) 5.00% 7/1/44	650,000	734,987
(Marymount Manhattan College) 5.00% 7/1/24	350,000	350,955
(Pratt Institute) Series A 5.00% 7/1/34	1,000,000	1,135,430
(Rockefeller University) Series A 5.00% 7/1/27	250,000	250,750
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,097,280
(University of Rochester Project) Unrefunded Series A
5.125% 7/1/39	20,000	20,057
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	511,125
St. Lawrence County Industrial Development Agency Civic
Development Revenue
(St. Lawrence University Project) Series A 4.00%
7/1/43	1,000,000	1,083,130
Tompkins County Development
(Ithaca College Project)
5.00% 7/1/34	750,000	875,213
5.00% 7/1/41	500,000	600,910
Troy Industrial Development Authority
(Rensselaer Polytechnic Institute Project) Series E 5.20%
4/1/37	500,000	530,550
Yonkers Economic Development Educational Revenue
(Charter School of Educational Excellence Project)
Series A 6.25% 10/15/40	600,000	616,116
		17,595,312
Electric Revenue Bonds - 4.36%
Long Island Power Authority Electric System Revenue
5.00% 9/1/37	450,000	551,975
5.00% 9/1/47	500,000	594,910
Series A 5.00% 9/1/44	750,000	849,900
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	534,925

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	190,000	$145,825
Series WW 5.00% 7/1/28 ‡	270,000	207,225
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	750,000	894,270
		3,779,030
Healthcare Revenue Bonds - 13.08%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project) 5.25% 7/1/35	250,000	291,920
Build NYC Resource
(The Children’s Aid Society Project) 4.00% 7/1/49	1,000,000	1,118,580
Dutchess County Local Development
(Nuvance Health) Series B 4.00% 7/1/49	1,000,000	1,104,290
Guilderland Industrial Development Agency
(Albany Place Development Project) Series A 144A
5.875% 1/1/52 #	500,000	510,550
Monroe County Industrial Development
(The Rochester General Hospital Project)
5.00% 12/1/36	405,000	476,887
5.00% 12/1/46	540,000	621,831
(The Unity Hospital of Rochester Project) 5.50%
8/15/40 (FHA)	585,000	613,846
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated
Group Project) 5.00% 7/1/33	725,000	807,027
New York City Trust for Cultural Resources
(Carnegie Hall) 5.00% 12/1/39	250,000	317,860
New York State Dormitory Authority Revenue
(Montefiore Obligated Group) Series A 4.00% 8/1/38	1,000,000	1,104,770
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Mt. Sinai Hospital) Series A 5.00% 7/1/26-20	600,000	613,578
(New York University Hospitals Center) Series A 4.00%
7/1/40	465,000	508,231
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	500,000	587,545
144A 5.00% 12/1/45 #	700,000	784,238
Orange County Funding Assisted Living Residence
Revenue
(The Hamlet at Wallkill Assisted Living Project) 6.50%
1/1/46	400,000	413,868
Southold Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	792,337

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Schedule of investments

Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Suffolk County Economic Development Revenue
(Peconic Landing at Southhold Project) 6.00% 12/1/40	650,000	$673,185
		11,340,543
Lease Revenue Bonds - 6.86%
Hudson Yards Infrastructure
Unrefunded Fiscal 2012 Series A 5.75% 2/15/47	385,000	404,939
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority) Series A
5.00% 11/15/56	710,000	787,965
New York City Industrial Development Agency
(Senior Trips)
Series A 5.00% 7/1/22 (AMT)	350,000	380,237
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,612,470
New York Liberty Development
(4 World Trade Center Project) 5.00% 11/15/31	500,000	535,350
(Class 1 - 3 World Trade Center Project) 144A 5.00%
11/15/44 #	1,500,000	1,657,365
(Class 2 - 3 World Trade Center Project) 144A 5.375%
11/15/40 #	500,000	563,800
		5,942,126
Local General Obligation Bonds - 3.39%
New York City
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,125,930
Fiscal 2018 Series B-1 4.00% 10/1/41	500,000	556,340
Fiscal 2019 Series E 5.00% 8/1/32	500,000	632,825
Subordinate Series E-1 5.25% 3/1/35	500,000	627,685
		2,942,780
Pre-Refunded Bonds - 7.97%
Dutchess County Local Development
(Health Quest Systems Project)
Series A 5.00% 7/1/34-24 §	350,000	407,708
Series A 5.00% 7/1/44-24 §	1,000,000	1,164,880
Hudson Yards Infrastructure
Fiscal 2012 Series A 5.75% 2/15/47-21 §	615,000	649,594
Metropolitan Transportation Authority Revenue
Series D 5.25% 11/15/27-20 §	250,000	260,165
Monroe County Industrial Development Revenue
(Nazareth College of Rochester Project)
5.25% 10/1/31-21 §	500,000	538,195
5.50% 10/1/41-21 §	500,000	540,455

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
New York City Transitional Finance Authority Revenue
(Future Tax Secured) Fiscal 2011 Subordinate Series D-1
5.25% 2/1/29-21 §	305,000	$320,030
New York Liberty Development Revenue
(Second Priority - Bank of America Tower at One Bryant
Park Project) Class 2 5.625% 7/15/47-20 §	500,000	502,705
New York State Dormitory Authority Revenue Non-State
Supported Debt
(The Northwell Health Obligated Group) Series A 5.00%
5/1/41-21 §	500,000	527,440
New York State Thruway Authority General Revenue
Series I 5.00% 1/1/32-22 §	700,000	757,729
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22 §	380,000	412,950
5.00% 7/1/42-22 §	750,000	824,535
		6,906,386
Resource Recovery Revenue Bond - 1.83%
Niagara Area Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,584,735
		1,584,735
Special Tax Revenue Bonds - 19.68%
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40	450,000	512,775
Glen Cove Local Economic Assistance
(Garvies Point Public Improvement Project) Series A
5.00% 1/1/56	250,000	270,553
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	252,422
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2012 Subordinate Series S-1A 5.25% 7/15/37	1,000,000	1,063,060
Fiscal 2015 Subordinate Series S-1 5.00% 7/15/43	1,000,000	1,152,190
(Future Tax Secured)
Fiscal 2014 Subordinate Series A-1 5.00% 11/1/42	750,000	841,777
Fiscal 2014 Subordinate Series B-1 5.00% 11/1/40	750,000	852,653
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,153,320
Fiscal 2016 Subordinate Series C-1 4.00% 11/1/42	500,000	563,930
Fiscal 2017 Subordinate Series A-1 4.00% 5/1/42	500,000	550,800
Fiscal 2017 Subordinate Series E-1 5.00% 2/1/43	1,000,000	1,187,080
Unrefunded Fiscal 2011 Subordinate Series C 5.25%
11/1/25	310,000	321,830

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Schedule of investments

Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City Transitional Finance Authority Revenue
(Future Tax Secured)
Unrefunded Fiscal 2011 Subordinate Series D-1 5.25%
2/1/29	195,000	$204,235
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,184,930
New York State Dormitory Authority Revenue
(General Purpose) Series C 5.00% 3/15/34	500,000	523,245
New York State Urban Development Revenue
(General Purpose) Series A 4.00% 3/15/36	500,000	558,800
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	425,000	439,973
Series A-1 4.75% 7/1/53	1,475,000	1,526,404
Series A-1 5.00% 7/1/58	2,745,000	2,884,309
Series A-2 4.536% 7/1/53	1,000,000	1,016,030
		17,060,316
Transportation Revenue Bonds - 10.11%
Buffalo & Fort Erie Public Bridge Authority
5.00% 1/1/47	435,000	507,728
Metropolitan Transportation Authority Revenue
Series D 5.00% 11/15/32	500,000	548,355
(Green Bond) Series B 4.00% 11/15/50	1,000,000	1,099,980
New York State Thruway Authority General Revenue
Series L 5.00% 1/1/35	100,000	124,010
(Junior Indebtedness Obligation) Series A 5.25%
1/1/56	1,000,000	1,162,710
Port Authority of New York & New Jersey
(Consolidated Bonds - Two Hundred Seventeen Series)
4.00% 11/1/49	1,500,000	1,696,665
(Consolidated Bonds - Two Hundred Sixteen Series)
4.00% 9/1/49	1,000,000	1,129,360
(JFK International Air Terminal Project)
Series 8 6.00% 12/1/42	700,000	730,828
Series 8 6.50% 12/1/28	550,000	574,222
Triborough Bridge & Tunnel Authority
(MTA Bridges and Tunnels) Series A 5.00% 11/15/47	1,000,000	1,191,440
		8,765,298

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds - 5.89%
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
(Second General Resolution)
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	$1,187,420
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	1,124,450
Fiscal 2020 Series AA 4.00% 6/15/40	1,000,000	1,141,050
New York State Environmental Facilities Revenue
(New York City Municipal Water Finance Authority
Projects - Second Resolution)
Fiscal 2011 Series B 5.00% 6/15/30	500,000	529,215
Series B 4.00% 6/15/49	1,000,000	1,125,360
		5,107,495
Total Municipal Bonds (cost $81,846,795)		86,092,489

Short-Term Investments – 0.69%
Variable Rate Demand Notes - 0.69%¤
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
(Second General Resolution) Fiscal 2008 Series BB-5
1.12% 6/15/33 (Bank of America N. A. )	500,000	500,000
Fiscal 2012 Subseries A-2
1.12% 6/15/44 (Mizuho Bank)	100,000	100,000
Total Short-Term Investments (cost $600,000)		600,000
Total Value of Securities – 100.01%
(cost $82,446,795)		86,692,489
Liabilities Net of Receivables and Other Assets – (0.01%)		(6,509)
Net Assets Applicable to 7,432,985 Shares Outstanding – 100.00%		$86,685,980

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Nov. 30, 2019, the aggregate value of Rule 144A securities was $7,055,928, which represents
8.14% of the Fund’s net assets.

¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2019.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

NQ-401 [11/19] 1/20 (1050073) 7

Schedule of investments

Delaware Tax-Free New York Fund (Unaudited)

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡ Non-income producing security. Security is currently in default.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
N.A. – National Association
USD – US Dollar

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